Financial instruments - Sensitivity analysis to changes in the consumer price indices of the US economy (Details) R$ in Thousands	Dec. 31, 2024 BRL (R$)
Possible 25%
Disclosure of detailed information about financial instruments [line items]
Sensitivity Analysis, Percentage Change of Scenario	25.00%
Remote 50%
Disclosure of detailed information about financial instruments [line items]
Sensitivity Analysis, Percentage Change of Scenario	50.00%
Commodity price risk [member] | Possible 25%
Disclosure of detailed information about financial instruments [line items]
Embedded derivative in a commitment to purchase standing wood, originating from a forest partnership agreement	R$ (32,607)
Commodity price risk [member] | Remote 50%
Disclosure of detailed information about financial instruments [line items]
Embedded derivative in a commitment to purchase standing wood, originating from a forest partnership agreement	(66,859)
Commodity price risk [member] | Probable (base value)
Disclosure of detailed information about financial instruments [line items]
Embedded derivative in a commitment to purchase standing wood, originating from a forest partnership agreement	R$ (80,759)